Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 95,783	$ 110,967		$ 85,637
Allowance for doubtful accounts	(21,190)	(25,348)	$ (237)
Accounts receivable, net	$ 74,593	$ 85,619		$ 85,637